Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Balance on beginning	R$ 113,690	R$ 120,395
New contracts	1,223	1,813
Payments	(34,872)	(36,993)
Accrued interest	38,509	28,475
Balance on ending	R$ 118,550	R$ 113,690